Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	Years ended December 31,
	2010	2011	2012
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	(0.1)%	0.1%	0.4%
Effect of different tax rate of group entity operating in other jurisdictions	(0.4)%	2.8%	7.0%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	(14.0)%	(0.6)%	(2.8)%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(21.4)%	(14.3)%	(13.9)%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(3.1)%	(0.8)%	(3.5)%
Effect of valuation allowance	—	0.9%	1.4%
Withholding tax on undistributed earnings	0.9%	(2.9)%	—
Effect of adjustment of prior year tax benefit	—	—	(26.0)%

Effective tax rate	(13.1)%	10.2%	(12.4)%

Schedule of principal components of the Group's deferred income tax assets and liabilities

	December 31,
	2011	2012
Deferred tax assets:
Deferred revenue and advance from customers	$2,893,519	$2,441,578
Other	491,354	770,778

Gross deferred tax assets:	$3,384,873	$3,212,356
Valuation allowances	(137,469)	(242,460)

Net deferred tax assets	$3,247,404	$2,969,896

Deferred tax liabilities:
Amortization of intangible assets	10,910	13,473

Net deferred tax liabilities	$10,910	$13,473

Deferred tax assets are analyzed as:
Current	$3,247,404	$2,969,896
Non-Current	—	—

	$3,247,404	$2,969,896

Deferred tax liabilities are analyzed as:
Current	$10,910	$13,473
Non-Current	—	—

	$10,910	$13,473